Financial Instruments and Fair Value Measurements, Interest Rate Swaps (Details) $ in Millions	12 Months Ended
Sep. 28, 2024 USD ($)
Interest Rate Swaps [Abstract]
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Interest Rate Swaps [Member]
Interest Rate Swaps [Abstract]
Purpose of interest rate swap activities	The primary purpose of the Company’s interest rate swap activities is to manage interest expense fluctuations associated with our outstanding variable rate term loan debt.
Net proceeds from settlement of derivatives	$ 26
Interest Rate Swap Expiring June 2029 [Member]
Interest Rate Swaps [Abstract]
Notional amount of swap	$ 450
Term of variable rate	1 month
Fixed annual rate of swap	455.30%
Interest Rate Swap Expiring June 2029 [Member]
Interest Rate Swaps [Abstract]
Notional amount of swap	$ 400
Term of variable rate	1 month
Fixed annual rate of swap	400.80%
Interest Rate Swap Expiring June 2029 [Member]
Interest Rate Swaps [Abstract]
Notional amount of swap	$ 500
Term of variable rate	1 month
Fixed annual rate of swap	464.80%